Schedule of Investments (unaudited)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$100	$103,843
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	100	102,390
3.75%, 10/01/21	25	25,140
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	35	36,206
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)(b)	25	25,627
		293,206
Aerospace & Defense — 0.9%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	100	100,862
4.51%, 05/01/23 (Call 04/01/23)	125	132,801
4.88%, 05/01/25 (Call 04/01/25)	70	78,493
General Dynamics Corp., 1.15%, 06/01/26 (Call 05/01/26)(b)	120	121,528
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	110,028
5.90%, 02/01/27(b)	100	118,365
Raytheon Technologies Corp., 6.70%, 08/01/28	50	66,444
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	175	180,700
6.25%, 03/15/26 (Call 03/15/22)(a)	100	104,989
6.38%, 06/15/26 (Call 08/30/21)	50	51,708
7.50%, 03/15/27 (Call 03/15/22)	50	52,977
		1,118,895
Agriculture — 0.6%
Altria Group Inc., 4.40%, 02/14/26 (Call 12/14/25)	155	175,999
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	40	40,315
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	40	40,676
Philip Morris International Inc., 2.88%, 05/01/24 (Call 04/01/24)	206	218,704
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	200	207,392
		683,086
Airlines — 0.0%
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	50	51,838

Apparel — 0.5%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)	150	154,917
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	240	263,710
VF Corp., 2.05%, 04/23/22	200	202,430
		621,057
Auto Manufacturers — 1.3%
American Honda Finance Corp., 1.20%, 07/08/25	150	151,917
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	120	129,670
9.00%, 04/22/25 (Call 03/22/25)	20	24,612
9.63%, 04/22/30 (Call 01/22/30)	5	7,205
Ford Motor Credit Co. LLC, 3.66%, 09/08/24	259	271,575
General Motors Co., 5.40%, 10/02/23	25	27,420
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(b)	190	189,854
3.45%, 04/10/22 (Call 02/10/22)	120	121,896
3.55%, 07/08/22	200	205,732
4.20%, 11/06/21	240	242,402
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	200	205,402
		1,577,685
Security	Par (000)	Value

Auto Parts & Equipment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	$115	$124,612
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)	58	61,389
8.50%, 05/15/27 (Call 05/15/22)(a)	35	37,783
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	80	89,304
		313,088
Banks — 11.5%
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23), (H15T1Y + 0.450%)(c)	200	200,634
1.85%, 03/25/26	210	213,837
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	210	210,076
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	200	200,784
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	230	231,237
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	70	70,136
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	100	100,569
2.50%, 02/13/31 (Call 02/13/30)(c)	75	77,530
2.82%, 07/21/23 (Call 07/21/22),
(3 mo. LIBOR US + 0.930%)(c)	450	460,431
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(c)	326	337,218
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(c)	150	165,048
4.25%, 10/22/26	120	135,896
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	100	104,014
Bank of Montreal, 0.63%, 07/09/24	110	110,182
Bank of New York Mellon Corp. (The), 0.50%, 04/26/24 (Call 03/26/24)	105	105,140
Bank of Nova Scotia (The)
0.65%, 07/31/24	115	115,153
1.05%, 03/02/26	230	229,457
Barclays PLC, 4.84%, 05/09/28 (Call 05/07/27)	200	226,994
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	120	120,020
2.25%, 01/28/25	170	178,165
CIT Group Inc., 5.00%, 08/15/22	50	52,101
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)(c)	530	532,019
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	90	90,485
1.46%, 06/09/27 (Call 06/09/26)(c)	290	290,635
2.88%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(c)	10	10,238
3.14%, 01/24/23 (Call 01/24/22),
(3 mo. LIBOR US + 0.722%)(c)	200	202,658
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(c)	365	389,700
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(c)	70	79,893
4.60%, 03/09/26	100	114,504
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(c)	200	207,108
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(c)	250	255,078
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	105	104,556
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	350	351,617
2.60%, 02/07/30 (Call 11/07/29)	90	94,338
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	95	98,508

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(c)	$165	$176,903
3.50%, 01/23/25 (Call 10/23/24)	400	432,540
3.63%, 02/20/24 (Call 01/20/24)	45	48,204
3.75%, 02/25/26 (Call 11/25/25)	194	215,024
3.85%, 01/26/27 (Call 01/26/26)	120	132,866
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(c)	200	212,052
4.25%, 03/14/24	200	216,140
JPMorgan Chase & Co.
0.97%, 06/23/25 (Call 06/23/24)(c)	120	120,514
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	315	313,116
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	117	118,440
2.78%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.935%)(c)	23	23,408
2.95%, 10/01/26 (Call 07/01/26)	200	216,282
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(c)	330	350,186
3.13%, 01/23/25 (Call 10/23/24)	40	42,999
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	132	140,164
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(c)	120	126,260
3.88%, 09/10/24	200	217,862
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	40	43,086
Lloyds Banking Group PLC, 0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(c)	200	200,706
Mitsubishi UFJ Financial Group Inc., 0.95%, 07/19/25 (Call 07/19/24)(c)	260	261,459
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	280	283,755
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	200	211,302
2.95%, 02/28/22	212	215,316
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	245	245,051
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	170	172,577
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	110	114,298
3.13%, 07/27/26	85	92,478
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	330	371,296
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(c)	375	395,723
3.88%, 01/27/26	200	224,282
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(c)	195	195,103
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	254,278
Royal Bank of Canada, 1.20%, 04/27/26	75	75,291
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	70	75,410
Santander UK Group Holdings PLC, 1.09%, 03/15/25
(Call 03/15/24), (SOFR + 0.787%)(c)	330	331,627
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25	300	304,818
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	95	92,452
Toronto-Dominion Bank (The), 0.30%, 06/02/23	250	249,905
		13,979,132
Biotechnology — 0.0%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 09/30/21)	45	45,027
Security	Par (000)	Value

Building Materials — 0.7%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	$20	$21,257
6.75%, 06/01/27 (Call 06/01/22)(a)	80	85,600
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)(b)	35	36,617
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	200	215,004
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	300	302,235
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/15/22)	55	55,102
2.40%, 07/15/31 (Call 04/15/31)	45	46,232
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/16/21)(a)	100	105,096
		867,143
Chemicals — 0.9%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	70	70,193
CF Industries Inc., 4.95%, 06/01/43	100	123,096
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	25	27,136
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/16/21)(a)	15	15,025
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	182	197,507
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	200	209,270
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	2	2,035
2.95%, 08/15/29 (Call 05/15/29)	115	124,892
3.13%, 06/01/24 (Call 04/01/24)(b)	100	106,740
3.45%, 06/01/27 (Call 03/01/27)	140	155,584
		1,031,478
Commercial Services — 1.8%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	40	40,884
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	70	71,542
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	150	149,910
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	14	15,739
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	200	206,078
4.50%, 07/01/28 (Call 07/01/23)(a)	200	211,394
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	115	114,824
4.00%, 06/01/23 (Call 05/01/23)	80	84,813
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	320	337,088
2.65%, 10/01/26 (Call 08/01/26)	140	150,900
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	100	109,743
6.25%, 01/15/28 (Call 01/15/23)(a)	55	57,494
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	100	107,577
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	105	114,348
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)	40	43,349
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	100	105,723
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	230,470
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/30/21)(a)	15	15,846
		2,167,722
Computers — 0.5%
Apple Inc., 1.40%, 08/05/28 (Call 06/05/28)	50	50,054
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	15	15,305

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	$180	$233,847
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)(a)	200	200,520
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	30	31,001
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	50	55,527
		586,254
Distribution & Wholesale — 0.1%
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	100	105,125

Diversified Financial Services — 2.0%
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	105	113,235
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	190	192,882
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	20	20,204
Charles Schwab Corp. (The), 1.15%, 05/13/26 (Call 04/13/26)	85	85,807
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	75	79,266
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	100	104,030
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24
(Call 09/15/21), (7.25% PIK)(a)(d)	54	53,968
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	115	119,226
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	343	380,610
3.75%, 09/21/28 (Call 06/21/28)	48	54,376
4.00%, 10/15/23	150	161,462
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	65	71,321
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	109,161
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	100	104,137
6.13%, 03/25/24	50	54,233
Nomura Holdings Inc., 2.65%, 01/16/25.	350	368,781
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	100	99,713
6.13%, 03/15/24 (Call 09/15/23)	30	32,288
6.88%, 03/15/25	155	176,106
7.13%, 03/15/26	30	35,306
ORIX Corp., 2.90%, 07/18/22	55	56,358
		2,472,470
Electric — 1.8%
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	100	108,360
Berkshire Hathaway Energy Co., 1.65%, 05/15/31 (Call 02/15/31)	35	34,312
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(b)	50	55,246
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	50	51,525
5.13%, 03/15/28 (Call 03/15/23)(a)	60	60,832
5.25%, 06/01/26 (Call 08/30/21)(a)	108	111,207
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	100	107,441
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	50	54,650
DTE Energy Co., Series H, 0.55%, 11/01/22	45	45,142
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	130	141,693
Entergy Louisiana LLC, 5.40%, 11/01/24	131	150,471
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	70	76,766
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	39,376
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)(b)	25	25,008
3.70%, 03/15/29 (Call 12/15/28)	40	45,526
Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	$30	$30,110
3.55%, 05/01/27 (Call 02/01/27)	84	94,107
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	25	26,416
4.25%, 09/15/24 (Call 07/15/24)(a)	8	8,450
NRG Energy Inc., 6.63%, 01/15/27 (Call 08/16/21)	200	207,070
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 08/10/21)	60	59,954
3.15%, 01/01/26	20	20,525
4.55%, 07/01/30 (Call 01/01/30)	40	42,720
Pacific Gas and Electric Co., 3.00%, 06/15/28 (Call 04/15/28)	5	5,012
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)(b)	20	20,776
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)(b)	20	19,255
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)(a)	10	10,225
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	53,212
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	145	149,956
Southern California Edison Co., 2.85%, 08/01/29 (Call 05/01/29)	25	26,404
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	168,643
Talen Energy Supply LLC
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	15	13,681
10.50%, 01/15/26 (Call 01/15/22)(a)	17	11,712
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)(b)	40	43,557
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/22)(a)	20	20,666
WEC Energy Group Inc., 0.55%, 09/15/23	40	40,065
		2,180,071
Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	35	35,696
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	150	159,556
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	20	21,947
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	75	75,950
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	76,215
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)(b)	240	285,504
		654,868
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	50	54,039

Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	111,291
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	10	10,229
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/30/21)(a)	25	25,466
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	300	313,365
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	275	289,806
		750,157
Entertainment — 0.1%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	15	15,263
Scientific Games International Inc.
5.00%, 10/15/25 (Call 08/30/21)(a)	100	102,750
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	25	28,031
		146,044

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	$45	$47,233
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/30/21)(a)	30	30,555
		77,788
Food — 0.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(a)	40	42,282
7.50%, 03/15/26 (Call 03/15/22)(a)	173	188,532
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	100	111,768
6.50%, 04/15/29 (Call 04/15/24)(a)	10	11,251
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)	150	154,710
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	300	320,706
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	40	41,691
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	100	106,921
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	20	20,218
		998,079
Forest Products & Paper — 0.3%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	50	53,408
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)(b)	250	258,530
		311,938
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	45	49,190
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	90	89,528
		138,718
Health Care - Products — 0.4%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	80	85,483
Boston Scientific Corp., 3.38%, 05/15/22.	75	76,748
DH Europe Finance II Sarl, 2.05%, 11/15/22	175	178,981
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	20	20,914
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/22)	50	52,873
Thermo Fisher Scientific Inc., 4.50%, 03/25/30 (Call 12/25/29)(b)	50	60,380
		475,379
Health Care - Services — 1.9%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 10/15/23)(a)	200	210,180
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)	10	10,493
Centene Corp.
5.38%, 06/01/26 (Call 08/16/21)(a)	90	93,740
5.38%, 08/15/26 (Call 08/16/21)(a)	50	52,106
Charles River Laboratories International Inc.
4.00%, 03/15/31 (Call 03/15/26)(a)	100	105,391
4.25%, 05/01/28 (Call 05/01/23)(a)	200	209,048
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 03/15/22)(a)	150	160,767
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	70	79,901
5.25%, 04/15/25	220	252,404
5.88%, 02/15/26 (Call 08/15/25)	170	198,103
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	50	61,023
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/22)(a)	200	208,596
Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)	$70	$71,005
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	25	26,882
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	150	158,794
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/30/21)	50	50,685
5.13%, 11/01/27 (Call 11/01/22)(a)	150	157,402
6.75%, 06/15/23	50	54,318
UnitedHealth Group Inc., 3.10%, 03/15/26(b)	135	147,976
		2,308,814
Holding Companies - Diversified — 0.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	83	83,678
2.88%, 06/15/28 (Call 04/15/28)	95	97,967
3.50%, 02/10/23 (Call 01/10/23)	380	393,920
3.88%, 01/15/26 (Call 12/15/25)	37	40,008
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	30	29,934
4.63%, 07/15/24 (Call 06/15/24)	100	107,805
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	75	78,068
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	45	45,933
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 08/30/21)	100	103,147
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	10	10,108
3.40%, 07/15/26 (Call 06/15/26)	30	31,543
		1,022,111
Home Builders — 0.8%
Brookfield Residential Properties Inc./Brookfield Residential
U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	75	79,319
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)	50	54,441
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	150	151,554
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	40	42,032
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	50	56,218
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	80,210
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	40	42,399
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	100	117,343
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	25	28,242
TRI Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	100	108,720
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	100	103,347
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)	120	129,284
		993,109
Housewares — 0.2%
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)	200	208,476

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 08/30/21)(a)	25	25,417
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(b)	135	154,235
Chubb INA Holdings Inc., 3.35%, 05/15/24	25	26,941
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)(a)	40	42,666
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	50	57,646
HUB International Ltd., 7.00%, 05/01/26 (Call 08/10/21)(a)	25	25,909

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	$50	$54,936
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	530	591,332
4.38%, 03/15/29 (Call 12/15/28)	60	71,150
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	15	15,925
		1,066,157
Internet — 0.9%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)(b)	261	282,418
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	120	123,947
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	45	47,061
5.00%, 12/15/27 (Call 12/15/22)(a)	69	72,455
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	55	60,161
Netflix Inc.
4.88%, 04/15/28	50	58,446
5.88%, 11/15/28	50	62,125
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/10/21)(a)	25	25,335
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/15/22)(a)	70	75,070
7.50%, 09/15/27 (Call 09/15/22)(a)	200	218,648
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	35	36,274
5.25%, 04/01/25 (Call 01/01/25)	50	56,869
		1,118,809
Iron & Steel — 0.2%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	150	164,262
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	30	32,577
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	35	37,472
		234,311
Leisure Time — 0.1%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(a)	9	10,145
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	100	102,001
		112,146
Lodging — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	50	52,201
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	27	28,283
		80,484
Machinery — 0.5%
Caterpillar Financial Services Corp., 0.80%, 11/13/25(b)	240	239,981
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	250	259,855
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)(b)	125	133,342
		633,178
Manufacturing — 0.1%
Bombardier Inc.
6.13%, 01/15/23(a)	17	17,845
7.88%, 04/15/27 (Call 04/15/22)(a)	75	77,703
		95,548
Media — 1.5%
Altice Financing SA, 7.50%, 05/15/26 (Call 08/16/21)(a)	200	208,014
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/30/21)(b)	50	51,245
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	263	275,777
5.13%, 05/01/27 (Call 05/01/22)(a)	210	219,742
5.38%, 06/01/29 (Call 06/01/24)(a)	75	81,914
Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31 (Call 01/01/31)	$100	$103,539
CSC Holdings LLC, 5.25%, 06/01/24	200	215,918
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(a)	34	13,544
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	10	10,346
DISH DBS Corp.
5.00%, 03/15/23	50	52,273
5.88%, 11/15/24	100	107,803
7.75%, 07/01/26(b)	100	114,213
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/22)(a)	50	53,538
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	25	25,854
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	150	164,394
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	75	78,365
TWDC Enterprises 18 Corp., 1.85%, 07/30/26.	50	51,823
Univision Communications Inc., 5.13%, 02/15/25 (Call 08/10/21)(a)	50	50,823
		1,879,125
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	300	314,331

Mining — 0.3%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	49,018
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	50	64,246
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)(b)	100	104,394
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	35	37,282
5.88%, 09/30/26 (Call 09/30/21)(a)	50	51,861
Southern Copper Corp., 3.88%, 04/23/25	5	5,448
		312,249
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.25%, 04/01/28 (Call 10/01/22)	145	150,874

Oil & Gas — 2.1%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	70	73,191
4.88%, 11/15/27 (Call 05/15/27)	100	107,626
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	330	376,589
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	90	102,897
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)	100	106,586
Comstock Resources Inc., 7.50%, 05/15/25 (Call 08/30/21)(a)	14	14,492
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)(b)	225	251,044
4.90%, 06/01/44 (Call 12/01/43)	25	28,871
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)	25	26,232
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	25	28,885
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)(b)	85	94,976
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	80	81,292
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/30/21)	25	25,510
5.88%, 12/01/27 (Call 12/01/22)	15	15,595
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	75	75,791
6.45%, 09/15/36	50	60,290

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
8.50%, 07/15/27 (Call 01/15/27)	$65	$81,170
8.88%, 07/15/30 (Call 01/15/30)	70	94,417
PDC Energy Inc., 5.75%, 05/15/26 (Call 08/30/21)	300	309,924
Pioneer Natural Resources Co., 0.75%, 01/15/24 (Call 01/15/22)	25	25,006
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)	50	51,730
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	38	42,290
Southwestern Energy Co., 7.50%, 04/01/26 (Call 08/30/21)	100	105,576
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26 (Call 08/30/21)	25	25,730
6.00%, 04/15/27 (Call 04/15/22)	350	365,309
		2,571,019
Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 08/30/21)	55	57,597
6.88%, 09/01/27 (Call 09/01/22)	100	105,727
		163,324
Packaging & Containers — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)	200	204,478
Ball Corp.
4.00%, 11/15/23	25	26,568
5.25%, 07/01/25	50	56,513
Berry Global Inc.
4.50%, 02/15/26 (Call 08/30/21)(a)(b)	23	23,460
4.88%, 07/15/26 (Call 07/15/22)(a)	100	105,474
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	50	52,621
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	200	210,590
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 08/30/21)(a)	75	75,640
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	50	55,727
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	200	209,500
		1,020,571
Pharmaceuticals — 1.0%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	60	65,999
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)(b)	45	47,577
3.45%, 12/15/27 (Call 09/15/27)	168	184,956
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	100	108,240
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 08/30/21)(a)	130	132,814
6.13%, 04/15/25 (Call 08/30/21)(a)	48	49,042
7.25%, 05/30/29 (Call 05/30/24)(a)	25	25,890
CVS Health Corp., 1.30%, 08/21/27 (Call 06/21/27)	90	89,443
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	213,158
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	55	54,772
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(b)	120	119,918
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	110	111,239
		1,203,048
Pipelines — 1.6%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	50	55,244
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	250	264,055
Security	Par (000)	Value

Pipelines (continued)
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	$50	$53,930
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	100	102,074
5.75%, 04/01/25 (Call 08/30/21)	100	102,419
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	80	88,801
EQM Midstream Partners LP, 4.50%, 01/15/29 (Call 07/15/28)(a)	55	55,904
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)	100	105,110
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	50	52,353
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	60	61,514
4.88%, 12/01/24 (Call 09/01/24)	135	150,848
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	180	189,315
6.35%, 01/15/31 (Call 10/15/30)	35	45,538
7.50%, 09/01/23 (Call 06/01/23)	160	179,590
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/30/21)(b)	35	33,913
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	50	51,316
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
5.88%, 04/15/26 (Call 08/30/21)	35	36,643
6.88%, 01/15/29 (Call 01/15/24)	121	135,876
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	145	158,093
		1,922,536
Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 08/30/21)(a)	225	235,865
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(a)	300	317,766
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (Call 04/01/22)(a)	100	110,650
		664,281
Real Estate Investment Trusts — 2.5%
American Tower Corp.
0.60%, 01/15/24	200	199,948
3.00%, 06/15/23	50	52,329
3.38%, 05/15/24 (Call 04/15/24)	50	53,474
4.00%, 06/01/25 (Call 03/01/25)	146	160,834
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	15	17,117
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	20	21,592
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	317,142
Crown Castle International Corp., 2.50%, 07/15/31 (Call 04/15/31)	40	41,001
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	125	131,795
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	40	40,063
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	165	186,201
Iron Mountain Inc., 4.50%, 02/15/31 (Call 02/15/26)(a)	185	189,135

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	$50	$54,202
5.75%, 02/01/27 (Call 11/01/26)	80	89,475
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	185	195,706
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	50	56,385
4.95%, 04/01/24 (Call 01/01/24)	374	408,187
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	180	202,108
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	145	159,062
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	200	212,008
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	20	20,587
4.25%, 12/01/26 (Call 12/01/22)(a)	50	52,001
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	200	213,186
		3,073,538
Retail — 0.9%
1011778 BC ULC/New Red Finance Inc., 3.88%, 01/15/28 (Call 09/15/22)(a)	35	35,292
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)	175	188,221
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	35	35,100
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	80	79,972
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	107	111,818
L Brands Inc.
7.50%, 06/15/29 (Call 06/15/24)	75	87,221
9.38%, 07/01/25(a)	200	259,466
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	105,972
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 08/30/21)(b)	25	25,797
Specialty Building Products Holdings LLC/SBP Finance
Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	10	10,523
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	160	175,237
		1,114,619
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	107,571
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	70	75,243
3.46%, 09/15/26 (Call 07/15/26)	100	109,167
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	30	32,670
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 06/01/22)	100	100,381
		425,032
Software — 1.2%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	30	28,540
CDK Global Inc., 5.25%, 05/15/29 (Call 05/15/24)(a)	10	10,893
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	35	34,843
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	235	245,547
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	100	106,316
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	40	42,080
3.63%, 11/01/31 (Call 11/01/26)(a)	200	211,756
4.00%, 11/15/29 (Call 11/15/24)(a)	100	106,565
5.38%, 05/15/27 (Call 05/15/22)(a)	75	79,646
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	100	104,307
Oracle Corp., 1.65%, 03/25/26 (Call 02/25/26)	240	244,622
Security	Par (000)	Value

Software (continued)
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	$75	$78,558
3.85%, 12/15/25 (Call 09/15/25)	35	38,953
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	80	84,618
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	20	22,404
		1,439,648
Telecommunications — 2.1%
Altice France SA/France, 7.38%, 05/01/26 (Call 08/10/21)(a)	200	207,934
AT&T Inc.
3.00%, 06/30/22 (Call 04/30/22)	415	423,337
4.30%, 02/15/30 (Call 11/15/29)	100	116,622
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	30	32,121
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(a)	50	52,386
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	110	166,145
Embarq Corp., 8.00%, 06/01/36	50	56,012
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/01/24)(a)	15	15,525
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	50	56,183
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)	50	51,967
5.38%, 05/01/25 (Call 08/30/21)	25	25,578
Lumen Technologies Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)	65	67,577
5.38%, 06/15/29 (Call 06/15/24)(a)	75	77,005
5.63%, 04/01/25 (Call 01/01/25)	100	109,097
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	99	115,950
Sprint Capital Corp., 8.75%, 03/15/32	50	77,082
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)	100	117,995
7.63%, 03/01/26 (Call 11/01/25)	50	61,052
Telesat Canada/Telesat LLC, 6.50%, 10/15/27
(Call 10/15/22)(a)(b)	130	110,101
Verizon Communications Inc.
0.75%, 03/22/24	60	60,273
1.75%, 01/20/31 (Call 10/20/30)	50	48,608
3.00%, 03/22/27 (Call 01/22/27)	55	59,677
3.38%, 02/15/25	168	182,856
ViaSat Inc.
5.63%, 09/15/25 (Call 08/10/21)(a)	100	101,668
5.63%, 04/15/27 (Call 04/15/22)(a)	100	103,869
		2,496,620
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	53,171

Transportation — 0.3%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/16/21)(a)	100	92,541
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)(b)	230	281,035
		373,576
Total Corporate Bonds & Notes — 48.3%
(Cost: $56,604,891)		58,750,992

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 81.6%
Federal Home Loan Mortgage Corp.
1.50%, 09/14/51(e)	675	666,853
2.50%, 01/01/33	53	56,290

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/46	$319	$337,476
3.00%, 07/01/46	25	25,938
3.00%, 08/01/46	156	164,496
3.00%, 10/01/46	43	46,674
3.00%, 12/01/46	429	452,918
3.00%, 01/01/47	88	92,511
3.00%, 06/01/47	215	231,203
3.00%, 10/01/47	64	68,034
3.50%, 07/01/33	20	21,265
3.50%, 06/01/34	48	51,587
3.50%, 07/01/43	13	13,939
3.50%, 09/01/44	12	13,384
3.50%, 01/01/46	14	14,778
3.50%, 03/01/46	9	10,084
3.50%, 09/01/46	8	8,535
3.50%, 08/01/47	8	8,424
3.50%, 05/01/49	32	34,540
3.50%, 06/01/49	42	45,051
4.00%, 04/01/46	111	122,632
4.00%, 07/01/46	35	37,772
4.00%, 06/01/48	42	46,254
4.00%, 01/01/49	0	192
4.50%, 07/01/48	12	12,874
5.00%, 07/01/48	12	12,693
5.00%, 04/01/49	11	12,484
Federal National Mortgage Association
1.50%, 08/17/36(e)	2,425	2,471,321
1.50%, 08/12/51(e)	2,925	2,895,407
2.00%, 08/17/36(e)	2,910	3,019,921
2.00%, 08/12/51(e)	8,421	8,589,091
2.50%, 08/17/36(e)	697	730,244
2.50%, 08/12/51(e)	3,187	3,319,833
3.00%, 08/17/36(e)	955	1,004,950
3.00%, 08/12/51(e)	75	78,618
3.50%, 08/17/36(e)	567	605,705
3.50%, 08/12/51(e)	5,275	5,591,088
3.50%, 11/01/51	1,067	1,159,597
4.00%, 08/17/36(e)	180	191,285
4.00%, 08/12/51(e)	928	991,649
4.00%, 01/01/57	77	86,177
4.00%, 02/01/57	79	87,630
4.50%, 08/12/51(e)	1,908	2,056,243
5.00%, 08/12/51(e)	217	237,378
5.50%, 08/12/51(e)	925	1,032,387
Government National Mortgage Association
2.00%, 08/19/51(e)	3,200	3,277,375
2.50%, 12/20/46	134	139,266
2.50%, 08/20/50	385	399,974
2.50%, 09/20/50	574	596,861
2.50%, 08/19/51(e)	3,115	3,238,505
3.00%, 01/15/44	29	30,397
3.00%, 05/20/45	183	193,590
3.00%, 11/20/45	1,514	1,604,761
3.00%, 12/20/45	16	16,535
3.00%, 01/20/46	8	8,918
3.00%, 03/20/46	11	11,675
3.00%, 04/20/46	105	110,866
3.00%, 05/20/46	10	10,746
3.00%, 08/20/46	44	46,844
3.00%, 09/20/46	101	106,736
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/15/46	$74	$79,206
3.00%, 02/15/47	277	293,885
3.00%, 04/20/49	897	945,729
3.00%, 01/20/50	234	244,887
3.00%, 02/20/50	131	137,028
3.00%, 07/20/50	2,089	2,186,136
3.50%, 10/20/42	116	125,946
3.50%, 03/15/43	72	78,665
3.50%, 06/15/43	61	66,708
3.50%, 04/20/45	39	41,600
3.50%, 04/20/46	61	64,622
3.50%, 12/20/46	73	77,465
3.50%, 03/20/47	126	133,170
3.50%, 08/20/47	140	148,165
3.50%, 09/20/47	125	132,237
3.50%, 11/20/47	113	119,893
3.50%, 02/20/48	77	81,467
3.50%, 04/20/48	714	765,899
3.50%, 08/20/48	112	118,439
3.50%, 01/20/49	50	53,111
3.50%, 01/20/50	676	713,316
3.50%, 08/20/50	1,055	1,108,916
3.50%, 08/19/51(e)	363	381,207
4.00%, 09/20/45	19	21,190
4.00%, 09/20/46	7	7,261
4.00%, 04/20/47	59	63,322
4.00%, 06/20/47	218	233,194
4.00%, 07/20/47	340	362,756
4.00%, 11/20/47	61	65,392
4.00%, 05/15/48	57	62,275
4.00%, 05/20/48	46	48,563
4.00%, 08/20/48	51	54,022
4.00%, 02/20/50	109	115,433
4.00%, 08/19/51(e)	1,177	1,247,602
4.50%, 10/20/46	9	9,822
4.50%, 06/20/48	40	42,781
4.50%, 07/20/48	30	32,013
4.50%, 08/20/48	54	57,914
4.50%, 10/20/48	86	91,564
4.50%, 08/19/51(e)	1,152	1,233,852
5.00%, 11/20/48	32	35,365
5.00%, 12/20/48	58	63,227
5.00%, 01/20/49	58	63,082
5.00%, 05/20/49	7	8,033
5.00%, 08/19/51(e)	960	1,032,000
Uniform Mortgage-Backed Securities
2.00%, 12/01/35	96	100,318
2.00%, 02/01/36	1,546	1,609,966
2.00%, 09/01/50	285	290,852
2.00%, 12/01/50	433	442,909
2.00%, 01/01/51	579	593,825
2.00%, 02/01/51	1,016	1,035,969
2.00%, 03/01/51	1,077	1,099,495
2.00%, 04/01/51	1,257	1,282,270
2.00%, 05/01/51	2,251	2,296,535
2.00%, 09/14/51(e)	975	992,329
2.50%, 04/01/32	392	413,899
2.50%, 10/01/32	12	12,786
2.50%, 01/01/33	322	337,830
2.50%, 07/01/35	484	512,854

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/35	$1,235	$1,300,335
2.50%, 04/01/47	58	61,025
2.50%, 06/01/50	131	137,492
2.50%, 07/01/50	202	212,634
2.50%, 08/01/50	301	315,147
2.50%, 09/01/50	1,398	1,462,430
2.50%, 10/01/50	1,530	1,595,913
2.50%, 11/01/50	2,358	2,463,649
2.50%, 01/01/51	266	277,124
2.50%, 02/01/51	97	100,741
2.50%, 03/01/51	460	482,195
2.50%, 05/01/51	74	77,205
2.50%, 06/01/51	198	206,715
2.50%, 09/14/51(e)	1,250	1,299,365
3.00%, 01/01/31	198	209,163
3.00%, 02/01/31	402	425,001
3.00%, 02/01/32	80	85,211
3.00%, 02/01/33	66	70,050
3.00%, 07/01/34	33	34,389
3.00%, 09/01/34	338	359,958
3.00%, 12/01/34	346	364,861
3.00%, 10/01/44	335	358,747
3.00%, 07/01/46	705	747,230
3.00%, 10/01/46	436	460,912
3.00%, 11/01/46	601	637,875
3.00%, 12/01/46	353	373,796
3.00%, 12/01/47	118	124,477
3.00%, 11/01/48	181	191,183
3.00%, 09/01/49	405	432,331
3.00%, 04/01/50	346	362,878
3.00%, 05/01/50	1,815	1,956,577
3.00%, 07/01/50	371	390,231
3.00%, 08/01/50	272	288,850
3.00%, 10/01/50	1,199	1,275,056
3.00%, 01/01/51	288	306,140
3.00%, 09/14/51(e)	25	26,151
3.50%, 03/01/33	71	77,164
3.50%, 04/01/33	88	94,723
3.50%, 05/01/33	42	45,148
3.50%, 07/01/34	99	105,276
3.50%, 08/01/34	69	74,223
3.50%, 11/01/45	37	40,095
3.50%, 01/01/46	47	52,090
3.50%, 02/01/46	125	134,012
3.50%, 07/01/46	23	25,808
3.50%, 01/01/47	44	47,583
3.50%, 02/01/47	57	60,861
3.50%, 05/01/47	44	48,517
3.50%, 08/01/47	61	64,368
3.50%, 09/01/47	94	100,004
3.50%, 04/01/48	43	47,963
3.50%, 05/01/48	67	74,440
3.50%, 11/01/48	36	38,612
3.50%, 01/01/49	135	143,041
3.50%, 04/01/49	32	34,624
3.50%, 06/01/49	243	257,898
3.50%, 07/01/49	237	252,141
3.50%, 11/01/49	286	302,092
3.50%, 09/14/51(e)	2,225	2,353,372
4.00%, 06/01/33	39	41,348
Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/33	$17	$17,548
4.00%, 12/01/33	74	79,084
4.00%, 03/01/45	24	26,193
4.00%, 01/01/46	32	35,103
4.00%, 02/01/46	20	21,673
4.00%, 03/01/46	8	9,063
4.00%, 04/01/46	35	37,309
4.00%, 02/01/47	17	18,745
4.00%, 03/01/47	21	23,174
4.00%, 06/01/47	8	9,006
4.00%, 09/01/47	40	42,451
4.00%, 11/01/47	13	14,181
4.00%, 06/01/48	1,284	1,407,065
4.00%, 05/01/49	109	119,949
4.00%, 07/01/49	42	45,819
4.00%, 12/01/49	51	54,872
4.00%, 04/01/50	707	762,420
4.00%, 05/01/50	201	215,606
4.00%, 09/14/51(e)	125	133,652
4.50%, 10/01/47	9	10,171
4.50%, 03/01/48	27	30,253
4.50%, 06/01/48	44	48,798
4.50%, 07/01/48	6	6,831
4.50%, 08/01/48	76	83,684
4.50%, 10/01/48	39	41,733
4.50%, 12/01/48	61	65,866
4.50%, 01/01/49	71	76,251
4.50%, 04/01/49	216	236,914
4.50%, 07/01/49	41	44,559
4.50%, 08/01/49	44	47,502
4.50%, 03/01/50	303	326,595
5.00%, 08/01/48	323	360,707
5.00%, 09/01/48	17	18,307
5.00%, 04/01/49	21	23,035
6.00%, 02/01/49	84	99,867
		99,203,077
Total U.S. Government & Agency Obligations — 81.6%
(Cost: $98,354,568)		99,203,077

Short-Term Investments

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	14,170	14,177,372
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	100	100,000
		14,277,372
Total Short-Term Investments — 11.7%
(Cost: $14,275,516)		14,277,372

Total Investments Before TBA Sales Commitments — 141.6%
(Cost: $169,234,975)		172,231,441

TBA Sales Commitments(e)

Mortgage-Backed Securities — (4.3)%
Uniform Mortgage-Backed Securities
1.50%, 08/12/51	(675)	(668,171)

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 08/12/51	(975)	$(994,462)
2.50%, 08/12/51	(975)	(1,015,638)
3.00%, 08/12/51	(25)	(26,206)
3.50%, 08/12/51	(2,225)	(2,358,326)
4.00%, 08/12/51	(125)	(133,573)
		(5,196,376)
Total TBA Sales Commitments — (4.3)%
(Proceeds: $(5,182,557))		(5,196,376)

Total Investments, Net of TBA Sales Commitments — 137.3%
(Cost: $164,052,418)		167,035,065

Other Assets, Less Liabilities — (37.3)%		(45,421,539)

Net Assets — 100.0%		$121,613,526

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(e)	TBA transaction.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,094,625	$3,084,480	(a)	$—	$(2,193)	$460	$14,177,372	14,170	$11,557	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—	—	—	100,000	100	28		—
					$(2,193)	$460	$14,277,372		$11,585		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	7	09/21/21	$942	$12,705
U.S. Treasury Long Bond	28	09/21/21	4,619	205,548
Ultra Long U.S. Bond	36	09/21/21	7,189	463,746
				681,999
Short Contracts
10-Year Ultra Long U.S. Treasury Bond	(1)	09/21/21	151	(3,361)
2-Year U.S. Treasury Note	(11)	09/30/21	2,427	(3,305)
5-Year U.S. Treasury Note	(39)	09/30/21	4,855	(24,975)
				(31,641)
				$650,358

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$58,750,992	$—	$58,750,992
U.S. Government Agency Obligations	—	99,203,077	—	99,203,077
Money Market Funds	14,277,372	—	—	14,277,372
	14,277,372	157,954,069	—	172,231,441
Liabilities
TBA Sales Commitments	—	(5,196,376)	—	(5,196,376)
	$14,277,372	$152,757,693	$—	$167,035,065
Derivative financial instruments(a)
Assets
Futures Contracts	$681,999	$—	$—	$681,999
Liabilities
Futures Contracts	(31,641)	—	—	(31,641)
	$650,358	$—	$—	$650,358

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
TBA.	To-Be-Announced